Accounts Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	Accounts receivable

In millions	December 31,	2020	2019
Freight		$869	$1,008
Non-freight		211	233
Gross accounts receivable		1,080	1,241
Allowance for credit losses		(26)	(28)
Net accounts receivable		$1,054	$1,213